Annual Principal Payments on Federal Home Loan Bank Advances (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
2017	$ 39,634
2018	110
2019	40
2020	17
2021	17
Thereafter	37
Federal home loan bank, advances	$ 39,855	$ 26,530